NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
NON-CURRENT ASSETS HELD FOR SALE
NOTE 22.
NON-CURRENT
ASSETS HELD FOR SALE
Arauco carried out a bidding process for the sale of forestry land (80,489 hectares), in which various domestic and foreign companies participated. In December 2020, bids were received from interested parties, and Arauco selected the proposal submitted by BTG Pactual Timberland Investment Group LLC, and also comprising British Columbia Investment Management Corporation and APG Asset Management N.V. (the “Consorcio”), as this offer contained the highest price and also proposed a working procedure to reach a final agreement within a reasonable period of time. This ongoing process involved the reclassification to assets held for the sale of land, biological assets and farm roads.
As of December 31, 2021, a profit of ThU.S.$ 229,866 was generated from the sale of most of the aforementioned assets. This profit was presented under Other Income in the consolidated statements of profit or loss.
The following table sets forth information on the main types of non-current
assets held for sale:

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Land	2,306	2,415
Buildings	307	1,256
Property, plant and equipment	—	206
Forest	11,002	—
Farm roads	543	—
Total	14,158	3,877
As of December 31, 2020, there were no significant effects on results related to the sale of assets held for sale.